Deferred revenue (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Contract With Customer Asset And Liability [Abstract]
Deferred revenue, current	$ 25,785	$ 27,089	$ 43,215	$ 27,191